LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Schedule of Information on Liability for Unpaid Claims
Information regarding the liability for unpaid claims is shown below:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2026	2025
Policy and contract claims, beginning	$7,277	$7,659
Less: Unpaid claims balance, beginning – long-duration	300	219
Gross unpaid claims balance, beginning – short-duration	6,977	7,440
Less: Reinsurance recoverables, beginning	2,742	3,083
Less: Foreign currency translation	2	1
Net balance, beginning – short-duration	4,233	4,356
Add: incurred related to
Current accident year	701	896
Prior accident years	3	20
Total incurred claims	704	916
Less: paid claims related to
Current accident year	170	296
Prior accident years	639	655
Total paid claims	809	951
Net unpaid claims balance, ending – short-duration	4,128	4,321
Add: Foreign currency translation	2	1
Add: Reinsurance recoverables, ending	2,557	2,945
Gross unpaid claims balance, ending – short-duration	6,687	7,267
Add: Unpaid claims balance, ending – long-duration	200	253
Policy and contract claims, ending	$6,887	$7,520